Details of Significant Accounts - Share-based payment - Sponsor Earnout (Details) - Sponsor Earnout Shares	12 Months Ended
Dec. 31, 2022 USD ($) D $ / shares shares
Share-based payment arrangements
Maximum number of Class A Ordinary Shares issuable | shares	1,175,624
Expenses recorded | $	$ 8,849,000
If daily volume-weighted average price of the Perfect Class A Ordinary Shares is greater than or equal to $11.50
Share-based payment arrangements
Percentage of Sponsor Earnout Promote Shares issuable	50.00%
Threshold trading days over which the daily volume-weighted average price of the Perfect Class A Ordinary Shares is considered | $	20
Daily volume-weighted average price of the Perfect Class A Ordinary Shares considered | $ / shares	$ 11.50
If daily volume-weighted average price of the Perfect Class A Ordinary Shares is greater than or equal to $13.00
Share-based payment arrangements
Percentage of Sponsor Earnout Promote Shares issuable	50.00%
Threshold trading days over which the daily volume-weighted average price of the Perfect Class A Ordinary Shares is considered | D	20
Threshold trading day period over which the daily volume-weighted average price of the Perfect Class A Ordinary Shares is considered	30 days
Daily volume-weighted average price of the Perfect Class A Ordinary Shares considered | $ / shares	$ 13.00